income taxes - Temporary differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of temporary differences
Balance at beginning of period	$ 3,208	$ 3,090
Deferred income tax expense recognized in Net income	76	115
Deferred income tax expense recognized in Other comprehensive income	(122)	(78)
Deferred income taxes charged directly to owners' equity and other	603	81
Balance at end of period	3,765	3,208
Deferred tax assets and liabilities
Deferred tax liabilities	3,776	3,214	$ 3,095
Deferred tax assets	11	6	$ 5
Property, plant, and equipment owned and intangible assets subject to amortization
Reconciliation of temporary differences
Balance at beginning of period	1,616	1,204
Deferred income tax expense recognized in Net income	85	332
Deferred income taxes charged directly to owners' equity and other	621	80
Balance at end of period	2,322	1,616
Intangible assets with indefinite lives
Reconciliation of temporary differences
Balance at beginning of period	1,608	1,718
Deferred income tax expense recognized in Net income	82	(110)
Deferred income taxes charged directly to owners' equity and other	2
Balance at end of period	1,692	1,608
Property plant and equipment (leased), net of lease liabilities
Reconciliation of temporary differences
Balance at beginning of period	(77)	(83)
Deferred income tax expense recognized in Net income	37	6
Balance at end of period	(40)	(77)
Contract assets and liabilities
Reconciliation of temporary differences
Balance at beginning of period	418	496
Deferred income tax expense recognized in Net income	(111)	(78)
Balance at end of period	307	418
Net pension and share-based compensation amounts
Reconciliation of temporary differences
Balance at beginning of period	(140)	(21)
Deferred income tax expense recognized in Net income	(31)	(9)
Deferred income tax expense recognized in Other comprehensive income	(109)	(110)
Balance at end of period	(280)	(140)
Provisions not currently deductible
Reconciliation of temporary differences
Balance at beginning of period	(212)	(189)
Deferred income tax expense recognized in Net income	8	(23)
Balance at end of period	(204)	(212)
Losses available to be carried forward
Reconciliation of temporary differences
Balance at beginning of period	(11)	(6)
Deferred income tax expense recognized in Net income	(33)	(5)
Deferred income taxes charged directly to owners' equity and other	(4)
Balance at end of period	(48)	(11)
Other
Reconciliation of temporary differences
Balance at beginning of period	6	(29)
Deferred income tax expense recognized in Net income	39	2
Deferred income tax expense recognized in Other comprehensive income	(13)	32
Deferred income taxes charged directly to owners' equity and other	(16)	1
Balance at end of period	$ 16	$ 6